Supplementary Oil and Gas Information - (Unaudited) - Capitalized Costs (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Capitalized Costs Relating To Oil and Gas Producing Activities By Geographic Area [line items]
Proved oil and gas properties	$ 10,931.7	$ 10,528.7
Unproved oil and gas properties	0.0	0.0
Total capitalized costs	10,931.7	10,528.7
Accumulated depletion and depreciation	(9,079.4)	(9,194.6)
Net capitalized costs	$ 1,852.3	$ 1,334.1